Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Testing Period for ownership change	3 years
Threshold ownership percentage	50.00%
Income tax examination likelihood of unfavorable settlement	The tax benefit is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement.
Unrecognized tax benefits income tax penalties and interest accrued	$ 0	$ 0
Deferred tax assets, valuation allowance	294,150	245,633
CARES Act [Member]
Payroll taxes deferred during the period		$ 1,800
Payment of deferred payroll taxes	900
U.S. Federal Net Operating Loss Carryforwards [Member]
Operating loss carry-forwards	1,900
U.S. Federal Net Operating Loss Carryforwards [Member] | Indefinite Period [Member]
Operating loss carry-forwards	813,100
U.S. State Net Operating Loss Carryforwards [Member]
Operating loss carry-forwards	524,900
Foreign Net Operating Loss Carryforwards [Member]
Operating loss carry-forwards	294,300
Domestic Tax Authority [Member]
Deferred tax assets, valuation allowance	214,500
Foreign Tax Authority [Member]
Deferred tax assets, valuation allowance	79,600
U.S. Federal Research Tax Credit Carryforwards [Member]
Tax credit carry-forward, amount	6,300
California Research Tax Credit Carryforwards [Member]
Tax credit carry-forward, amount	$ 7,100